Income and Expenses - Summary of Cost of Sales and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Cost of computers, mobile handsets and broadband data modems (Note 17)	₱ 10,513	₱ 10,277	₱ 16,053
Cost of services (Note 17)	3,429	2,572	1,540
Cost of point-product-sales (Note 17)	485	784	700
Total cost of sales and services	₱ 14,427	₱ 13,633	₱ 18,293